2. Presentation of Financial Statements and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
IAS 7
SummaryOfAccountingPronouncementsLineItems [Line Items]
Effective date	2017
IAS 12
SummaryOfAccountingPronouncementsLineItems [Line Items]
Effective date	2017
IFRS 9
SummaryOfAccountingPronouncementsLineItems [Line Items]
Effective date	2018
IFRS 15
SummaryOfAccountingPronouncementsLineItems [Line Items]
Effective date	2018
IFRS 16
SummaryOfAccountingPronouncementsLineItems [Line Items]
Effective date	2019